TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable

	2019	2018
Trade accounts receivable - in Brazil	1,193,971	1,056,625
Trade accounts receivable - exports from Brazil	117,274	373,593
Trade accounts receivable - outside of Brazil	1,459,204	1,929,595
(-) Impairment loss on trade receivables	(98,079)	(158,157)
	2,672,370	3,201,656

Schedule of accounts receivable by aging

	2019	2018
Current	2,226,121	2,362,408
Past-due:
Up to 30 days	381,999	792,569
From 31 to 60 days	58,972	63,294
From 61 to 90 days	30,202	10,133
From 91 to 180 days	15,384	22,261
From 181 to 360 days	16,739	26,003
Above 360 days	41,032	83,145
(-) Impairment on financial assets	(98,079)	(158,157)
	2,672,370	3,201,656

Schedule of the changes in impairment on financial assets

Balance as of January 1, 2017	(199,306)
Impairment on financial assets during the year	(98,476)
Recoveries in the year	80,134
Write-offs	73,591
Loss of control by joint venture creation	1,487
Assets held for sale	11,207
Exchange variation	(276)
Balance as of December 31, 2017	(131,639)
Effects of IFRS 9 adoption	(48,063)
Adjusted balance as of January 1, 2018	(179,702)
Impairment on financial assets during the year	(111,900)
Recoveries in the year	101,986
Write-offs	39,943
Exchange variation	(5,136)
Assets held for sale	(3,348)
Balance as of December 31, 2018	(158,157)
Impairment on financial assets during the year	(81,243)
Recoveries in the year	60,199
Write-offs	78,635
Exchange variation	2,487
Balance as of December 31, 2019	(98,079)